Investments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments
Fair Value	$ 3,191,539
Cost or Amortized Cost	2,880,511
Pre-refunded bonds
Investments
Fair Value	$ 16,607	$ 8,367
Credit concentration | Corporate fixed maturity and equity securities | Investment rated as investment grade | Energy Sector
Investments
Concentration percentage	95.00%	96.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Energy Sector
Investments
Cost or Amortized Cost	$ 253,847	$ 314,978
Gross Unrealized Gains	9,743	43,072
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Cost or Amortized Cost	300,740	343,181
Gross Unrealized Gains	$ 33,752	$ 52,435
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Other individual European countries | Maximum
Investments
Concentration percentage	27.00%	26.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	31.00%	39.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds | Individual U. S. states | Maximum
Investments
Concentration percentage	0.50%	0.50%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Corporate fixed maturity and equity securities | United Kingdom
Investments
Concentration percentage	5.00%	6.00%